Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Dividend income		$ 287.3	$ 198.4	$ 159.2
Other income		0.0	8.2	14.7
Total revenues		2,966.1	2,890.0	2,628.9
Expenses
General, administrative and corporate expenses	[1]	(503.6)	(494.2)	(418.0)
Other expenses		0.0	(20.1)	(10.8)
Income (loss) from operations before income taxes		402.6	(27.0)	35.1
Income tax benefit/(expense)		132.1	78.1	(5.3)
Net income/(loss)		534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized gains/(losses) on investments		105.6	(367.8)	(157.9)
Other comprehensive income/(loss), net of tax		106.0	(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		640.7	(332.2)	(112.9)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method		304.7	14.2	(90.5)
Dividend income		364.4	121.7	193.0
Net realized and unrealized investment gains/(losses)		1.1	(4.0)	(0.5)
Other income		3.2	1.0	0.0
Total revenues		673.4	132.9	102.0
Expenses
General, administrative and corporate expenses		(121.3)	(62.7)	(54.6)
Interest expense		(15.6)	(14.3)	(14.3)
Other expenses		(1.8)	(4.8)	(3.3)
Income (loss) from operations before income taxes		534.7	51.1	29.8
Income tax benefit/(expense)		0.0	0.0	0.0
Net income/(loss)		534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized gains/(losses) on investments		105.6	(367.8)	(158.6)
Net change from current period hedged transactions		(14.0)	15.4	(6.2)
Change in foreign currency translation adjustment		14.4	(30.9)	21.4
Other comprehensive income/(loss), net of tax		106.0	(383.3)	(143.4)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		$ 640.7	$ (332.2)	$ (113.6)

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2022 — $5.0 million; 2021 — $5.0 million).